Financial Risk Management (Financial Risk Factors, Net Reversal of Impairment Losses on Financial Assets Recognized in Income Statement) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Impairment losses - provision in loss allowance for trade receivables	¥ (1,354)	¥ (634)
Impairment losses - provision in loss allowance for other receivables	(1)	0
Recoveries on previously written off receivables	0	121,550
Reversal/(Provision) of impairment losses on financial assets	¥ (1,355)	¥ 120,916	¥ 59